Summary of Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2012
Summary of Quarterly Financial Data (unaudited)
14.	Summary of Quarterly Financial Data (unaudited)

The following is a summary of the unaudited quarterly results of operations for the years ended December 31, 2012 and 2011:

Quarterly statements of operations data

	Quarters Ended
2012 (unaudited):	March 31	June 30	September 30	December 31
Revenue	$—	$—	$—	$—
Loss from operations	(4,171,496)	(4,221,558)	(3,218,499)	(4,016,449)
Net loss	(4,152,517)	(4,211,163)	(3,199,053)	(3,996,756)
Net loss applicable to common stock	(4,152,517)	(4,211,163)	(3,199,053)	(3,996,756)
Basic and diluted net loss per share	$(0.09)	$(0.09)	$(0.07)	$(0.08)
Basic and diluted weighted average number of shares of common stock outstanding	47,715,709	47,715,709	47,715,709	47,418,669

	Quarters Ended
2011 (unaudited):	March 31	June 30	September 30	December 31
Revenue	$—	$—	$—	$—
Loss from operations	(2,994,415)	(4,406,465)	(3,552,845)	(2,443,160)
Net loss	(2,956,439)	(4,392,190)	(3,539,326)	(2,371,976)
Net loss applicable to common stock	(2,956,439)	(4,392,190)	(3,539,326)	(2,371,976)
Basic and diluted net loss per share	$(0.13)	$(0.17)	$(0.13)	$(0.06)
Basic and diluted weighted average number of shares of common stock outstanding	22,755,463	26,250,259	26,465,709	37,090,709